Loans And Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
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Loans And Borrowings
NOTE 9 - LOANS AND BORROWINGS
The carrying value of loans and borrowings by entities controlled by the Company are as follows. Note 18(b) includes the reconciliation of cash flows associated with borrowing activities.

	September 30, 2022	December 31, 2021
Term loan (a)	$6,307,392	$9,275,683
Promissory notes (b)	20,516,576	—
Nations Interbanc facility 1, 3	—	2,639,143
Debenture payable to Industry Canada	—	26,412
Loan payable to related party 2	—	335,860
Oracle financing 3	—	826,418
Other loans and financing	58,374	112,085

Total	$26,882,342	$13,215,601

Current	6,325,780	12,447,939
Non-current	$20,556,562	$767,662

Total	$26,882,342	$13,215,601

1
Nations advanced $6,095,160 under the factor and security agreement and was repaid $6,941,465 in the current period (nine months ended September 30, 2021 - $6,546,561 advances and $6,371,429 repayments).

2	Loan which originally matured in January 2023 was repaid in full in August 2022.
3	Derecognized as a result of the deconsolidation of a subsidiary (Note 15).
Loan repayment terms vary depending on the nature of the debt. Total interest expense associated with loans and borrowings recognized in net loss was $786,061 and $1,917,618 for the three and nine months ended September 30, 2022 (three and nine months ended September 30, 2021 - $247,525 and $781,033) (Note 17(a)). All of the Company’s loans have fixed interest rates, with the exception of its credit facility (Note 10).

a) Term Loan
In May 2022, the Company and Fiera Private Debt Fund VI LP (“Fiera”) executed an Accommodation Agreement (the “Accommodation Agreement”) and the Company paid a total of $2,044,086 representing a portion of the outstanding principal amount under the term loan and a prepayment penalty and accommodation fee. The parties agreed that the remainder of the principal and interest due under the term loan would be paid on or before October 31, 2022
(the “Repayment Date”) and not the original maturity date of August 7, 2026
. The term loan was amended to increase the interest rate charged from 6.85
% to 9.5
% per annum. The Company would have been required to repay the loan before the Repayment Date if the Company was in default or breach of the Accommodation Agreement. As part of the Accommodation Agreement, Fiera signed an agreement, whereby Fiera’s security against certain assets of the Company is subordinate to the security granted to Carbon Royalty Corp. (Note 9(b)).
Blended payments of principal and interest of $3,573,294, inclusive of the lump sum principal repayment, were paid for the nine months ended September 30, 2022 (nine months ended September 30, 2021 - $1,757,277). A modification loss associated with the change in terms of $161,698 is included in
F
inance costs in the consolidated statement of loss for the nine months ended September 30, 2022 with an offsetting increase in the carrying value of the term loan. Transaction costs were incurred and netted against the value of the term loan. See Note 19(a) for events subsequent to September 30, 2022 related to the term loan.
The term loan was classified as current at December 31, 2021 as the Company did not meet certain minimum covenants set forth in the November 2021 amendment to the term loan, and therefore the term loan was due on demand. There are no financial covenants under the Accommodation Agreement and the Company is no longer required to maintain the previous financial covenants.
b) Financing of Electric Vehicle Development Projects
In conjunction with the Company’s agreements to provide AssetCare solutions to optimize Electric Vehicle (“EV”) charging efficiency at auto dealerships in certain U.S. States (the “EV Dealership Projects”), on March 28, 2022, a subsidiary of the Company executed a promissory note in the aggregate principal amount of US$15,000,000 (the “Note”) with Carbon Royalty Corp. (“Carbon”). EV Dealership Projects are the design, installation and operation of integrated power systems consisting of solar, batteries and EV charging power stations for auto dealerships.
The initial principal amount under the Note of US$5,000,000 was funded on April 1, 2022 and an additional US$10,000,000 was funded on May 5, 2022 (the “Loans”). The Loans mature on March 31, 2025, with 10% per annum interest payable monthly in arrears in USD. In addition to the interest payments, certain income-based payments, including tax incentives, are required to be made from the borrower to the lender based on income resulting from the EV dealership projects over their
20-year
term. The Loans may not be prepaid unless authorized by the lender. The Loans contain representations, warranties and covenants which must be complied with to avoid an event of default which will allow the lender to demand repayment and increase the interest rate to 18%, amongst other implications.
On May 5, 2022, the Company, Carbon and Fiera executed a Subordination and Postponement Agreement (the “Subordination Agreement”), whereby the parties agreed that the security previously held by Fiera would be subordinate to the security granted to Carbon commencing on the date of the agreement. The security granted to Carbon includes, to the extent related to the EV Dealership Projects, all accounts, equipment and machinery, contracts and contract rights, including contracts with auto dealerships, inventory, cash and proceeds, rent and profits.

NOTE 12 - LOANS AND BORROWINGS
The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
Term loan
In 2019, a subsidiary of the Company, mCloud Technology Services Inc. (“MTS”), entered into a term loan facility with Fiera Private Debt Fund VI LP (“Fiera”, formerly Integrated Private Debt Fund VI LP) in the amount of $13,000,000. The term loan payments are blended payments of principal and interest until maturity in August 2026 and the loan is secured against the assets of MTS. The Company and certain subsidiaries are guarantors.
On November 9, 2021, the Company amended its term loan and amended the associated intercreditor agreement between Fiera, ATB Financial (“ATB”) and the Company. The intercreditor agreement determines the priority of security interests in the case of default, with Fiera having first priority on all assets other than accounts receivable (Note 13). The amendments to the term loan include: increase in interest rate from 6.85% to 7.5% per annum; certain changes to financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022; and, the addition of two mCloud subsidiaries as additional guarantors. See Note 31 (a) and (b) for subsequent changes to Fiera loan.
The principal amount of the loan and the maturity date of August 7, 2026 remained the same. During the year ended December 31, 2021 there were $2,343,036 of principal and interest payments made. A modification loss associated with this change in terms of $138,908 is included in finance costs in the consolidated statement of loss for the year ended December 31, 2021 with an offsetting increase in the carrying value of the term loan. Transaction costs of $191,310 were incurred and are netted against the carrying value of the term loan.
Breach of loan covenants
The term loan contains covenants with quarterly and quarter end metrics. For the quarter ended December 31, 2021, the Company did not meet certain minimum covenants and therefore the term loan is due on demand and has been classified as current until such time as the covenants are in compliance. For the quarter ended March 31, 2022, the Company continued not to meet certain minimum covenants and did not receive a waiver from the lender. See Note 31 (b) for subsequent change to Fiera loan covenants.
Nations Interbanc facility
Under a factoring and security agreement with Nations Interbanc (“Nations”), Agnity, an entity controlled by the Company, receives advances up to a maximum of US$2,000,000 at any one time from Nations for providing them the right to collect cash flows from factored accounts receivable and charges a fee for this service. This is a financing agreement and the accounts receivables factored still carry credit risk, are not sold, and are not derecognized from Agnity’s statement of financial position. Nations advances funds up to a value of 85% of the accounts receivables factored. Nations charges a factoring fee of 1.5% of the gross face invoice amount for the first 30 days and a daily proration of 0.06% per day thereafter. The amount of funds advanced varies and is dependent on the cash requirements of Agnity. During the year ended December 31, 2021, Nations advanced $9,246,693 and Agnity repaid $7,954,698 of this balance.